Document And Entity Information	Sep. 10, 2026
Document Information Line Items
Entity Central Index Key	0001022408
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	ePlus inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34167
Entity Tax Identification Number	54-1817218
Entity Address, Address Line One	13595 Dulles Technology Drive
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171-3413
City Area Code	703
Local Phone Number	984-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value PLUS Nasdaq Global Select Market
Trading Symbol	PLUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--03-31